Nationwide Destination 2045 Fund
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide Destination 2045 Fund	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Destination 2045 Fund		Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Management Fees	[1]	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.65%	0.50%	none	none
Other Expenses		0.26%	0.01%	0.26%	0.26%	0.25%	0.01%
Acquired Fund Fees and Expenses		0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		0.93%	1.43%	1.33%	1.18%	0.67%	0.43%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

Expense Example - Nationwide Destination 2045 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	664	854	1,060	1,652
Class C Shares	246	452	782	1,713
Class R1 Shares	135	421	729	1,601
Class R2 Shares	120	375	649	1,432
Institutional Service Class Shares	68	214	373	835
Institutional Class Shares	44	138	241	542

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide Destination 2045 Fund Class C Shares	146	452	782	1,713